Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Refundable research tax credits	$ 1,058	$ 1,295	$ 891
Comprehensive loss	$ (18,790)	$ (22,311)	$ (4,837)